Loans payable	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Loans payable [Text Block]

10  Loans payable

Shareholder loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$499,631	$460,496	$126,780
Net Addition	500,000	50,000	325,056
Unrealized foreign exchange	43,934	(10,865)	8,660
Principal ending balance	$1,043,565	$499,631	$460,496

In September 2014, the Company received two loans from an independent shareholder that bear interest of 10% per annum, compounded monthly, are non-secured and are due on demand. During the year ended December 31, 2024, the Company received $500,000 in additional loans from shareholders which were unsecured, non-interest bearing loans which are due on demand. Subsequent to year end, the Company entered into formal promissory notes starting January 1, 2025, for USD $230,000 and CAD $500,000 which will be payable on December 31, 2025 and bear interest at 8% per annum. As at December 31, 2024, total accrued interest was $273,015 (December 31, 2023 - $213,057, December 31, 2022 - $183,169) and was included in account payables and accrued liabilities.

Director loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$251,691	$257,742	$343,796
Additional loans (repayments)	50,000	-	(104,248)
Unrealized foreign exchange	22,132	(6,051)	18,194
Principal ending balance	$323,823	$251,691	$257,742

The loans bear interest of between 10% and 12% per annum, are non-secured, and are repayable on demand. During the year ended December 31, 2024, the Company received $50,000 in additional loans from director which are unsecured, non-interest bearing loans which are due on demand. During the year ended December 31, 2024, the Company repaid $250,000 in accrued interest and as at December 31, 2024, total interest accrued was $374,285 (December 31, 2023 - $515,790, December 31, 2022 - $97,500) and was included in account payables and accrued liabilities.

Executive loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$-	$-	$87,186
Additional loan	232,505	60,626	-
Net repayments	(14,389)	(60,626)	(119,281)
Unrealized foreign exchange	-	-	32,095
Principal ending balance	$218,116	$-	$-

As at December 31, 2024, the Company had outstanding loans from the CEO and the CEO's spouse of $218,116 (December 31, 2023 - $nil, December 31, 2022 - $nil). During the year ended December 31, 2024, the Company received USD$91,550 ($136,648) that bears interest of 10% per annum, compounded monthly, are non-secured and are due on demand. In addition, the Company received a $95,857 promissory note from the CEO and the CEO's spouse (December 31, 2023 - $nil, December 31, 2022 - $nil) that is non-interest bearing, non-secured and is due on demand. The Company repaid $14,389 during the current year.

As at December 31, 2024, total interest accrued was $4,699 (December 31, 2023 - $47,446, December 31, 2022 - $116,147) and was included in account payables and accrued liabilities.

Promissory note (1)	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$30,000	$-	$90,000
Additions	404,680	30,000	-
Unrealized foreign exchange	10,266	-	-
Settled by shares	-	-	(90,000)
Principal ending balance	$444,946	$30,000	$-

During the year ended December 31, 2022, the Company settled $141,181 of the promissory note inclusive of interest in a private placement.

During the year ended December 31, 2023, the Company received a $30,000 promissory that is non-interest bearing, non-secured and is due on demand.

During the year ended December 31, 2024, the Company received a USD$285,000 (CAD $399,818) promissory that bears interest at 12% per annum, is unsecured and is repayable up to September 30, 2025. Interest on the promissory note was $4,862 (December 31, 2023 - $nil).

Promissory note - (2)	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$-	$-	$-
Additions	504,895	-	-
Unrealized foreign exchange	27,800	-	-
Principal ending balance	$532,695	$-	$-

During the year ended December 31, 2024, the Company entered into a loan agreement for USD $350,000 ($476,563). The loan bears interest at 12% per annum, is unsecured and is repayable on or before December 31, 2025. Interest on the promissory note was $28,332 (December 31, 2023 - $nil).